Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of Key Management Personnel Compensation	The key management personnel compensation of the Group was as follows for the years ended December 31:

	2025 $	2024 $	2023 $
For the years ended December 31,
Short-term employee benefits	3,918	5,166	9,714
Post-employment benefits	76	61	41
Termination benefits	408	395	417
Share-based payment expense	2,174	2,540	599
Total	6,576	8,161	10,772

Schedule of Directors’ and Senior Managers’ Shareholdings and Share Incentive Awards	The Directors and senior managers hold beneficial interests in shares in the following businesses as of December 31, 2025:

	Business name (share class)	Number of shares held as of December 31, 2025	Number of options held as of December 31, 2025	Number of RSUs held as of December 31, 2025	Ownership interest¹
Directors:
Dr Robert Langer	Entrega (Common)	250,000	82,500	—	4.35%
Dr John LaMattina	Vedanta Biosciences (Common)	2,500	427,416	—	0.15%
	Seaport Therapeutics (Preferred B)[2]	21,052	—	—	0.01%
Michele Holcomb	Seaport Therapeutics (Preferred B)	21,052	—	—	0.01%
Sharon Barber-Lui	Seaport Therapeutics (Preferred B)	21,052	—	—	0.01%
Kiran Mazumdar-Shaw	Seaport Therapeutics (Preferred B)[3]	21,052	—	—	0.01%
Senior Managers:
Eric Elenko	Seaport Therapeutics (Common)	950,000	—	—	0.63%
1Ownership interests as of December 31, 2025 are calculated on a diluted basis, including issued and outstanding shares, warrants and options (and written commitments to issue options) but excluding unallocated shares authorized to be issued pursuant to equity incentive plans.
2Dr. John and Ms. Mary LaMattina hold 21,052 Series B preferred shares of Seaport Therapeutics.
3      Shares owned through Glentec International.